EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain plan investments are shares of mutual funds managed by the Trustee of the Plan. T. Rowe Price is the Plan Trustee and certain plan assets are invested in the T. Rowe Price Common Trust Funds. The Plan also issues loans to participants, which are secured by the participants’ account balance. These transactions qualify as exempt party-in-interest transactions. Fees paid by the Plan to the Trustee amounted to $105,393 for the year ended December 31, 2025.

At December 31, 2025, the Plan held approximately 1.0 million shares of NJR Common Stock, respectively, with a fair value of approximately $45.7 million. The Plan recorded dividend income from Company common stock of approximately $2.0 million during the year ended December 31, 2025.

Certain employees and officers of the Company, who may also be participants in the Plan, perform administrative services to the Plan at no cost to the Plan. These party-in-interest transactions are not deemed prohibited because they are covered by statutory or administrative exemptions from the IRC and ERISA’s rules on prohibited transactions.